Equity (Details Narrative)	12 Months Ended
Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Rights, preferences and restrictions attaching to class of share capital	Each common share entitles its holder to one vote in the general shareholders’ meetings. Preferred shares have two classes
Description of preferred shares dividends paid	dividends paid to preferred shares must be at least 10% higher than those paid to common shares
Percentage of legal reserve on profit	5.00%
Percentage of issued capital on profit	20.00%
Class A Preferred Stock [Member]
IfrsStatementLineItems [Line Items]
Description of preferred shares dividends paid	Class “A” preferred shares have priority in the reimbursement of capital and in the distribution of minimum dividends of 10% p.a. (non-cumulative), calculated based on the capital represented by this class of shares
Class B Preferred Stock [Member]
IfrsStatementLineItems [Line Items]
Description of preferred shares dividends paid	Class “B” preferred shares have priority in the reimbursement of capital and the right to the distribution of dividends, calculated as 25% of adjusted profit or loss for the year, pursuant to the corporate legislation and to the Company’s Bylaws, calculated proportionately to the capital represented by the shares of this class. Dividends for Class “B” have priority only over the common shares and are only paid out of the remaining profits payment of priority dividends of class “A” shares